CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2013		$ 217	$ 44,143	$ (555)	$ (18,466)	$ 25,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(990)	(990)
Stock-based compensation			5			5
Balance at Dec. 31, 2014		217	44,148	(555)	(19,456)	24,354
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,216)	(1,216)
Stock-based compensation			24			24
Balance at Dec. 31, 2015		217	44,172	(555)	(20,672)	23,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(3,031)	(3,031)
Stock-based compensation			3			3
Proceeds from disgorgement of profit realized by an insider on short-swing transaction			133			133
Balance at Dec. 31, 2016		$ 217	$ 44,308	$ (555)	$ (23,703)	$ 20,267